Standards, Amendments and Interpretation Adopted in 2018 - Additional Information (Detail) S/ in Thousands	Jan. 01, 2018 PEN (S/)
Increase (decrease) due to application of IFRS 15 [member]
Disclosure Of Classification and measurement of financial assets and liabilities [line items]
Adjustments for reversal of variable considerations	S/ 49,990
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Classification and measurement of financial assets and liabilities [line items]
Adjustments for impairment loss on financial assets with related parties	S/ 2,570